Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Net income attributable to Canon Inc.	¥ 230,483	¥ 224,564	¥ 248,630
Average common shares outstanding	1,147,933,835	1,173,647,835	1,215,832,419
Stock options	8,466	20,574	60,552
Diluted common shares outstanding	1,147,942,301	1,173,668,409	1,215,892,971
Net income attributable to Canon Inc. stockholders per share:
Basic	¥ 200.78	¥ 191.34	¥ 204.49
Diluted	¥ 200.78	¥ 191.34	¥ 204.48